Document and Entity Information	Mar. 14, 2024
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Mar. 14, 2024
Entity File Number	001-33764
Entity Registrant Name	ULTA BEAUTY, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	38-4022268
Entity Address, Address Line One	1000 Remington Blvd.
Entity Address, Adress Line Two	Suite 120
Entity Address, State or Province	IL
Entity Address, City or Town	Bolingbrook
Entity Address, Postal Zip Code	60440
City Area Code	630
Local Phone Number	410-4800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ULTA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001403568
Amendment Flag	false